CONSOLIDATED BALANCE SHEETS	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 U.S. Dollars USD ($)
Current assets [Abstract]
Cash and cash equivalents	62,620,652	79,373,365	$ 10,344,195
Trade receivables, net of allowance for doubtful accounts of ¥2,811,934 and ¥3,682,874($608,367), respectively	26,436,484	25,182,508	4,366,996
Refundable value added tax	2,047,262	5,000,709	338,184
Advances to employees	1,448,742	1,365,995	239,315
Other receivables due from previously consolidated entities		405,000
Other receivables	2,094,282	2,174,556	345,951
Prepaid expenses	1,237,347	1,134,602	204,394
Inventory and work in process, net of inventory provision of ¥2,467,133 and ¥3,415,570($564,212), respectively	19,900,382	19,299,732	3,287,309
Total current assets	115,785,151	133,936,467	19,126,344
Non-current assets [abstract]
Long-term investments, net of impairment of ¥240,000 and ¥240,000($39,645), respectively
Property and equipment, net of accumulated depreciation of ¥7,472,485 and ¥8,134,647($1,343,748), respectively	3,498,773	4,357,965	577,956
Intangible assets, net of accumulated amortization of ¥72,771,017 and ¥76,424,196($12,624,378), respectively	33,601,807	22,216,204	5,550,623
Goodwill	80,625,667	80,625,667	13,318,412
Deferred tax assets	8,475,460	7,899,110	1,400,046
Total non-current assets	126,201,707	115,098,946	20,847,037
Total assets	241,986,858	249,035,413	39,973,381
Current liabilities [Abstract]
Trade payables	11,999,261	17,548,846	1,982,137
Other payables	18,381,881	16,920,421	3,036,470
Accrued expenses	22,237,200	25,196,276	3,673,324
Taxes payable	15,608,001	16,128,906	2,578,258
Advances from customers	54,070,691	47,519,612	8,931,842
Deferred tax liabilities, current portion		42,900
Total current liabilities	122,297,034	123,356,961	20,202,031
Equity [abstract]
Ordinary shares, $0.0756 U.S. dollars par value; 6,613,756 shares authorized; 3,977,221 shares and 3,921,176 shares issued and outstanding, respectively	2,326,182	2,353,068	384,258
Additional paid-in capital	231,082,930	231,195,613	38,172,180
Treasury stocks		(1,602,451)
Statutory reserves	7,569,001	5,914,384	1,250,310
Accumulated deficits	(121,288,289)	(112,182,162)	(20,035,398)
Total equity	119,689,824	125,678,452	19,771,350
Total liabilities and equity	241,986,858	249,035,413	$ 39,973,381